Note 19 Deferred tax assets and liabilities annual variations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	[1]	Dec. 31, 2021
Deffered tax assets and liabilities [Line Items]
Deferred tax assets	€ 14,747	[1],[2]	€ 14,917		€ 15,327
Deferred tax liabilities	1,520	[1],[2]	1,769		1,809
Deferred tax assets and liabilities	14,641		14,747	[2]	14,917	[1]
Deferred tax liabilities	1,677		1,520	[2]	1,769	[1]
Deferred assets [Member]
Deffered tax assets and liabilities [Line Items]
Deferred tax pensions	23		6		(23)
Deferred tax financials instruments	(409)		70		116
Deferred tax loss allowances	293		158		(7)
Deferred tax others	206		160		32
Deferred tax guaranteed tax assets	(155)		(615)		(57)
Deferred tax tax losses	(64)		51		(471)
Deferred liabilities [Member]
Deffered tax assets and liabilities [Line Items]
Deferred tax pensions	0		0		0
Deferred tax financials instruments	204		(567)		216
Deferred tax loss allowances	0		0		0
Deferred tax others	(47)		318		(256)
Deferred tax guaranteed tax assets	0		0		0
Deferred tax tax losses	€ 0		€ 0		€ 0

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).